As filed via EDGAR with the  Securities and Exchange  Commission  on January 14,
1998


                                                    Registration  Nos.  33-84842
                                                               ICA No.  811-8798
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

                  Pre-Effective Amendment No.  ________                  [_]


                  Post-Effective Amendment No.  19                       [X]


                           and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]


                  Amendment No.  19                                      [X]


                      (Check appropriate box or boxes)

                             THE BEAR STEARNS FUNDS
               (Exact Name of Registrant as Specified in Charter)

           575 Lexington Avenue
           New York, New York                            10022
  (Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:     (212) 272-2000

                                             copy to:


Ellen Arthur, Esq.                           Jay G. Baris, Esq.
Bear, Stearns & Co. Inc.                     Kramer, Levin, Naftalis & Frankel
575 Lexington Avenue                         919 Third Avenue
New York, New York  10022                    New York, New York  10022
(Name and Address of Agent for Service)




It is proposed that this filing will become effective (check appropriate box)

             __X__  immediately upon filing pursuant to paragraph (b)

             _____  on (date) pursuant to paragraph (b)

             _____  60 days after filing pursuant to paragraph (a)(1)

             _____  on (date) pursuant to paragraph (a)(1)

             _____  75 days after filing  pursuant to  paragraph  (a)(2)

             _____  on (date)  pursuant to paragraph  (a)(2) of Rule 485.

If  appropriate, check the following box:

             _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             THE BEAR STEARNS FUNDS


                          PRIME MONEY MARKET PORTFOLIO


                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

N-1A Item No.                                                 Location
-------------                                                 --------


Part A                                                        Prospectus Caption
------                                                        ------------------


The Registrant has filed the information required in the prospectus of the Prime Money Market Portfolio in the definitive filing of the prospectus pursuant to Rule 497(c) of the Securities Act of 1933 on July 18, 1997, (accession number 00009224223-97-000602) and was further supplemented by a sticker dated December 12, 1997 (filed December 11, 1997, accession number 0000922423-97-001008) and such prospectus is hereby incorporated by reference. The Registrant has amended the Prime Money Market Portfolio prospectus for the purpose of updating the cover page and financial highlights of the Prime Money Market Portfolio.


Item 1.    Cover Page                               Cover Page

Item 2.    Synopsis                                 Fee Table

Item 3.    Condensed Financial Information          Condensed Financial
                                                    Information

Item 4.    General Description of                   Description of the
           Registrant                               Fund; General
                                                    Information; Appendix

Item 5.    Management of the Fund                   Management of the Fund

Item 5A.   Management's Discussion of               Performance Information
           Fund's Performance

Item 6.    Capital Stock and Other                  Not Applicable
           Securities

Item 7.    Purchase of Securities Being             Alternative Purchase
           Offered                                  Methods; How to Buy
                                                    Shares

Item 8.    Redemption or Repurchase                 How to Redeem Shares

Item 9.    Pending Legal Proceedings                Not Applicable

                                                         Statement of Additional
Part B                                                       Information Caption
------                                                       -------------------


The Registrant has filed the information required in the statement of additional information in the definitive filing of the Statement of Additional Information pursuant to Rule 497(c) of the Securities Act of 1933 on July 18, 1997 (accession number 00009224223-97-000602) and such Statement of Additional Information is hereby incorporated by reference.



Item 10.    Cover Page                            Cover Page

Item 11.    Table of Contents                     Table of Contents

Item 12.    General Information and History       Information About the
                                                  Fund

Item 13.    Investment Objectives and             Investment Objective
            Policies                              and Management
                                                  Policies; Appendix

Item 14.    Management of the Fund                Management of the Fund

Item 15.    Control Persons and Principal         Information About the
            Holders of Securities                 Fund

Item 16.    Investment Advisory and Other         Management
            Services                              Arrangements;
                                                  Custodian, Transfer and
                                                  Dividend Disbursing
                                                  Agent, Counsel and
                                                  Independent Auditors

Item 17.    Brokerage Allocation                  Portfolio Transactions

Item 18.    Capital Stock and Other               Not Applicable
            Securities

Item 19.    Purchase, Redemption and Pricing      Management of the Fund;
            of Securities                         Purchase and Redemption
                                                  of Shares; Determi-
                                                  nation of Net Asset
                                                  Value

Item 20.    Tax Status                            Dividends,
                                                  Distributions and Taxes

Item 21.    Underwriters                          Cover Page

Item 22.    Calculation of Performance Data       Performance Information

Item 23.    Financial Statements                  Financial Statements


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                        Supplement Dated January 14, 1998
        to the Prospectus Dated June 2, 1997, as Previously Supplemented

The Bear Stearns Prime Money Market Portfolio Prospectus is supplemented as follows:

                 THE DATE OF THE PROSPECTUS IS JANUARY 14, 1998

The following replaces the third and fourth paragraphs on page 1 of the Prospectus in their entirety:

          "BEAR STEARNS ASSET MANAGEMENT INC. ("BSAM" or the "Adviser"), a wholly owned subsidiary of The Bear Stearns Companies, Inc., serves as the Portfolio's investment adviser. As of December 3, 1997, Bear Stearns Funds Management Inc., the registered investment adviser of the Portfolio has changed its name to Bear Stearns Asset Management Inc.

          BEAR STEARNS FUNDS MANAGEMENT INC. ("BSFM"), a wholly owned subsidiary of The Bear Stearns Companies, Inc., is the administrator of the Portfolio. As of December 4, 1997, Bear Stearns Funds Management Inc. formed a new corporate entity under the laws of Delaware to conduct mutual fund administrative work for The Bear Stearns Funds and other affiliated and non-affiliated investment companies.

          BEAR STEARNS & CO. INC. ("Bear Stearns"), an affiliate of BSAM, serves as the Portfolio's distributor."

The following replaces the sixth paragraph on page 1 of the Prospectus in its entirety:

          "Part B (also known as the Statement of Additional Information), dated January 14, 1998, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors."

The following table is added to the Prospectus after page 3 immediately following the section titled "Background and Expense Information."

                              FINANCIAL HIGHLIGHTS
                          PRIME MONEY MARKET PORTFOLIO

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

                                                                  July 14, 1997*
                                                                       through
                                                             September 30, 1997
                                                             ------------------
                                                                    (unaudited)
                                                                     ---------
                                                                      Class Y
                                                                      -------
   PER SHARE OPERATING PERFORMANCE
         Net Asset Value, Beginning of Period                          $1.00
                                                                      ------
         Net investment income(1)                                     0.0121
         Net increase in assets resulting from operations             0.0121
                                                                      ------
         Dividends to shareholders from
           Net investment income                                     (0.0121)
                                                                      ------
         Net asset value, end of period                                $1.00
                                                                      ------
         Total investment return(2)(3)                                 5.72%
                                                                      ------

    RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period (000's omitted)                   $63,904
         Ratio of expenses to average net assets(1)(3)(4)              0.14%
         Ratio of net investment income to average net
           assets(1)(3)                                                5.57%
         Decrease reflected in above expense ratios and net
           investment income due to waivers and
           reimbursements(3)                                           0.57%


*Commencement of investment operations.
(1) Reflects waivers and reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributors.
(3) Annualized.
(4) Without the waiver of advisory fee and reimbursement of certain operating expenses, the ratio of expenses to average net assets for Prime Money Market Portfolio would have been 0.71% annualized for the period July 14, 1997 through September 30, 1997.

The accompanying notes are an integral part of the financial statements. The Financial Highlights are not audited. This information should be read in conjunction with the Prime Money Market Portfolio's financial statements, which are incorporated by reference in the Statement of Additional Information.

Please insert this Supplement in the front of your Prospectus. If you would like to obtain more information, please call Bear Stearns at 800-766-4111.

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                        Supplement Dated January 14, 1998
                   to the Statement of Additional Information
                 Dated June 2, 1997, as Previously Supplemented

The  Bear  Stearns  Prime  Money  Market   Portfolio   Statement  of  Additional
Information is supplemented as follows:

     THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS JANUARY 14, 1998

The following replaces the second and third paragraphs on page 1 of the Statement of Additional Information in their entirety:

          "Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser. As of December 3, 1997, Bear Stearns Funds Management Inc., the registered investment adviser of the Portfolio has changed its name to Bear Stearns Asset Management Inc.

          Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., is the administrator of the Portfolio. As of December 4, 1997, Bear Stearns Funds Management Inc. formed a new corporate entity under the laws of Delaware to conduct mutual fund administrative work for The Bear Stearns Funds and other affiliated and non-affiliated investment companies.

          Bear   Stearns,  an affiliate of BSAM,  serves as  distributor  of the
          Portfolio's shares."

With respect to the section entitled, "MANAGEMENT OF THE FUND," Eileen M. Coyle, listed as Assistant Secretary on page 13 of the Statement of Additional Information has been replaced in its entirety by:


"Christina LaMastro (27)      Assistant Secretary       Legal  Assistant of Bear
575 Lexington Avenue                                    Stearns  since May 1997;
New York, NY  10022                                     Assistant  Secretary  of
Assistant Secretary                                     BSAM   since    December
                                                        1997;         Compliance
                                                        Assistant   at  Reich  &
                                                        Tang  L.P.   from  April
                                                        1996 through April 1997;
                                                        Legal    Assistant    at
                                                        Fulbright   &   Jaworski
                                                        L.P.   from  April  1993
                                                        through    April   1996;
                                                        student     at    Drexel
                                                        University         prior
                                                        thereto."

The following language is added after the last paragraph of the section entitled "INFORMATION ABOUT THE FUND" on page 20 of the Statement of Additional
Information:

        "As of January 8, 1998 the following shareholders owned, directly or indirectly, 5% or more of the indicated class of the Portfolio's outstanding shares.

                                       Percent of Class Y
Name and Address                       Shares Outstanding
-----------------                      ------------------

Bear Stearns Securities Corp.          47.5%
FBO 001-00269-20
1 Metrotech Center North
Brooklyn, New York  11201-3859

Custodial Trust Company                12.4%
FBO Bear Stearns Pension Plan
CTC Carnegie Center
Princeton, New Jersey  08540

Bear Stearns Securities Corp.          10.3%
FBO 925-97218-10
1 Metrotech Center North
Brooklyn, New York  11201-3859

Bear Stearns Securities Corp.           6.5%
FBO 025-07745-01
1 Metrotech Center North
Brooklyn, New York  11201-3859

Bear Stearns Securities Corp.           5.3%
FBO 520-55776-11
1 Metrotech Center North
Brooklyn, New York  11201-3859

       A shareholder who beneficially owns, directly or indirectly, more than 25% of a Portfolio's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Portfolio."

The following is added after the last paragraph of the section entitled "CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL AND INDEPENDENT AUDITORS" on page 21 creating a new section entitled "FINANCIAL STATEMENTS" in the Statement of Additional Information:

                              FINANCIAL STATEMENTS

       "The Portfolio's Semi-Annual Report to Shareholders for the period ended September 30, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated by reference into this Statement of Additional Information."

Please keep this Supplement with your Statement of Additional Information. If you would like to obtain more information, please call Bear Stearns at 800-766-4111.

                             THE BEAR STEARNS FUNDS
                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements:



                 Part A (Prospectus):

                 (1) Financial Highlights for the period ended September 30, 1997 for the Prime Money Market Portfolio (unaudited).

                 Part B (Statement of Additional Information):

                      With respect to the Bear Stearns Prime Money Market Portfolio, included in the Semi-Annual Report to Shareholders, and incorporated herein by reference in the Statement of Additional Information from the Rule 30-D filing made by the Registrant on November 26, 1997, accession number 0000935069-97-000201.

                 (1) Statements of Assets and Liabilities for the period ended September 30, 1997 (unaudited).

                 (2) Statements of Operations for the period ended September 30, 1997 (unaudited).

                 (3) Statements of Changes in Net Assets for the period ended September 30, 1997 (unaudited).

                 (4) Notes to Financial Statements dated September 30, 1997 (unaudited).


                  (b)      Exhibits:

                  EX-99.B1(a)             Agreement and  Declaration of Trust is
                                          incorporated  by  reference to Exhibit
                                          (1)(a) of Post-Effective Amendment No.
                                          7 to  the  Registration  Statement  on
                                          Form  N- 1A  filed  electronically  on
                                          November  9,  1995,  accession  number
                                          0000950130-95- 002359.

                  EX-99.B1(b)             Amendment to Agreement and Declaration
                                          of Trust is  incorporated by reference
                                          to  Exhibit  (1)(b) of  Post-Effective
                                          Amendment  No.  7 to the  Registration
                                          Statement    on   Form   N-1A    filed
                                          electronically  on  November  9, 1995,
                                          accession number 0000950130-95-002359.

                  EX-99.B2 By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

                  EX-99.B3                None.

                  EX-99.B4                None.

                  EX-99.B5(a)             Investment  Advisory Agreement between
                                          the  Registrant and Bear Stearns Funds
                                          Management     Inc.     ("BSFM")    is
                                          incorporated  by  reference to Exhibit
                                          (5)(a)  of Post-  Effective  Amendment
                                          No. 7 to the Registration Statement on
                                          Form  N-1A  filed   electronically  on
                                          November  9,  1995,  accession  number
                                          0000950130-95-002359.

                  EX-99.B5(b)             Investment  Advisory Agreement between
                                          the Registrant and BSFM,  with respect
                                          to Prime Money Market Portfolio, is
                                          incorporated  by  reference to Exhibit
                                          (5)(b) of Post-Effective Amendment No.
                                          13 to the  Registration  Statement  on
                                          Form  N- 1A  filed  electronically  on
                                          July  29,   1997,   accession   number
                                          0000922423-97-000633.

                  EX-99.B5(c)             Form of Investment  Advisory Agreement
                                          between the Registrant and BSFM,  with
                                          respect to  Balanced  Portfolio,  High
                                          Yield  Total  Return   Portfolio   and
                                          International   Equity   Portfolio  is
                                          incorporated  by  reference to Exhibit
                                          (5)(c)  of Post-  Effective  Amendment
                                          No. 15 to the  Registration  Statement
                                          on Form N-1A filed  electronically  on
                                          October  1,  1997,   accession  number
                                          0000922423-97-000815.

                  EX-99.B5(d)             Administration  Agreement  between the
                                          Registrant and BSFM is incorporated by
                                          reference  to Exhibit  (5)(b) of Post-
                                          Effective   Amendment  No.  7  to  the
                                          Registration  Statement  on Form  N-1A
                                          filed  electronically  on  November 9,
                                          1995,  accession number 0000950130-95-
                                          002359.

                  EX-99.B5(e)             Administrative  Services Agreement, as
                                          amended,  between the  Registrant  and
                                          PFPC Inc. is incorporated by reference
                                          to  Exhibit  (5)(c) of  Post-Effective
                                          Amendment  No.  7 to the  Registration
                                          Statement    on   Form   N-1A    filed
                                          electronically  on  November  9, 1995,
                                          accession number 0000950130-95-002359.

                  EX-99.B6(a)             Form of Distribution Agreement between
                                          the Registrant and Bear, Stearns & Co.
                                          Inc. is  incorporated  by reference to
                                          Exhibit   (6)(a)   of   Post-Effective
                                          Amendment  No. 15 to the  Registration
                                          Statement    on   Form   N-1A    filed
                                          electronically  on  October  1,  1997,
                                          accession number 0000922423-97-000815.

                  EX-99.B6(b)             Form   of    Dealer    Agreement    is
                                          incorporated  by  reference to Exhibit
                                          (6)(b)  of Post-  Effective  Amendment
                                          No. 9 to the Registration Statement on
                                          Form N-1A filed electronically on June
                                          20,     1996,     accession     number
                                          0000899681-96-000180.

                  EX-99.B7                None.

                  EX-99.B8 Custody Agreements between the Registrant and Custodial Trust Company are incorporated by reference to Exhibit (8) of Post-Effective
                                          Amendment  No. 7  to  the Registration
                                          Statement    on   Form    N-1A   filed
                                          electronically  on  November  9, 1995,
                                          accession number 0000950130-95-002359.

                  EX-99.B9                None.

                  EX-99.B10               Opinion (including consent) of Stroock
                                          & Stroock & Lavan is  incorporated  by
                                          reference  to  Exhibit  (10) of  Post-
                                          Effective   Amendment  No.  7  to  the
                                          Registration  Statement  on Form  N-1A
                                          filed  electronically  on  November 9,
                                          1995,  accession number 0000950130-95-
                                          002359.


                  EX-99.B11(a)            Consent of Kramer, Levin, Naftalis &
                                          Frankel is filed herewith.

                  EX-99.B11(b)            Consent of Deloitte & Touche LLP is
                                          filed herewith.


                  EX-99.B12               None.

                  EX-99.B13               None.

                  EX-99.B14               None.

                  EX-99.B15(a)            Form of  Distribution  and Shareholder
                                          Servicing  Plan  is   incorporated  by
                                          reference to Exhibit  (15)(a) of Post-
                                          Effective  Amendment  No.  15  to  the

                                          Registration  Statement  on Form  N-1A
                                          filed  electronically  on  October  1,
                                          1997,  accession number 0000922423-97-
                                          000815.

                  EX-99.B15(b)            Form   of    Distribution    Plan   is
                                          incorporated  by  reference to Exhibit
                                          (15)(b)  of  Post-Effective  Amendment
                                          No. 15 to the  Registration  Statement
                                          on Form N-1A filed  electronically  on
                                          October  1,  1997,   accession  number
                                          0000922423-97- 000815.


                  EX-99.B16(a)            Schedules    of     Computation     of
                                          Performance  Data are  incorporated by
                                          reference  to  Exhibit  (16)  of  Post
                                          Effective   Amendment  No.  5  to  the
                                          Registration  Statement  on Form  N-1A
                                          filed September 1, 1995 and to Exhibit
                                          (16) of Post-Effective Amendment No. 7
                                          to the Registration  Statement on Form
                                          N-1A filed  electronically on November
                                          9,     1995,      accession     number
                                          0000950130-95-002359.

                  EX-99.B16(b)            Schedule of Computation of Performance
                                          Data  for  the  Prime Money  Market is
                                          filed herewith.

                  EX-99.B17               Financial Data Schedule for the period
                                          ended September 30, 1997, with respect
                                          to the Prime Money Market Portfolio is
                                          filed herewith as Exhibit 27.


                  EX-99.B18               Rule   18f-3   Plan,   as  revised  is
                                          incorporated  by  reference to Exhibit
                                          18 of Post-Effective  Amendment No. 15
                                          to the Registration Statement on  Form
                                          N-1A  filed electronically on  October
                                          1, 1997,  accession number 0000922423-
                                          97-000815.

                  Other Exhibits:

                  EX-99.A Certificate of Corporate Secretary is incorporated by reference to Other Exhibit (a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

                  EX-99.B Power of Attorney of Michael Minikes is incorporated by reference to Other Exhibit (b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed electronically on October 1, 1997, accession number 0000922423-97-
                                          000815.   Powers   of   attorney   are
                                          incorporated  by  reference  to  Other
                                          Exhibit    (b)    of    Post-Effective
                                          Amendment  No.  7 to the  Registration
                                          Statement    on   Form   N-1A    filed
                                          electronically  on  November  9, 1995,
                                          accession number  0000950130-95-002359
                                          and   to   Other    Exhibit   (b)   of
                                          Post-Effective  Amendment No. 8 to the
                                          Registration  Statement  on Form  N-1A
                                          filed   electronically  on  April  12,
                                          1996,  accession number 0000950130-96-
                                          001230.

Item 25.          Persons Controlled by or Under Common Control with
                  Registrant
                  --------------------------------------------------

                  Not Applicable

Item 26.          Number of Holders of Securities
                  -------------------------------


                  (1)                                             (2)
                                                           Number of Record
                                                           Holders as of
         Title of Class                                    January 8, 1998
         --------------                                    ----------------


        S&P STARS Portfolio--Class A                               5,147
        S&P STARS Portfolio--Class B                                   4
        S&P STARS Portfolio--Class C                               3,177
        S&P STARS Portfolio--Class Y                                 544
        Large Cap Value Portfolio--Class A                           206
        Large Cap Value Portfolio--Class B                             0
        Large Cap Value Portfolio--Class C                           213
        Large Cap Value Portfolio--Class Y                           133
        Small Cap Value Portfolio--Class A                           996
        Small Cap Value Portfolio--Class B                             0
        Small Cap Value Portfolio--Class C                           882
        Small Cap Value Portfolio--Class Y                           350
        Total Return Bond Portfolio--Class A                         101
        Total Return Bond Portfolio--Class B                           0
        Total Return Bond Portfolio--Class C                          80
        Total Return Bond Portfolio--Class Y                          48
        The Insiders Select Fund--Class A                          1,408
        The Insiders Select Fund--Class B                              0
        The Insiders Select Fund--Class C                            640
        The Insiders Select Fund--Class Y                            111
        Focus List Portfolio--Class A                                  7
        Focus List Portfolio--Class B                                  1
        Focus List Portfolio--Class C                                  9
        Focus List Portfolio--Class Y                                  0
        Prime Money Market Portfolio--Class Y                         14
        The Balanced Portfolio--Class A                                3
        The Balanced Portfolio--Class B                                1

        The Balanced Portfolio--Class C                                1
        The Balanced Portfolio--Class Y                                0
        The High Yield Total Return Portfolio--Class A                47
        The High Yield Total Return Portfolio--Class B                 2
        The High Yield Total Return Portfolio--Class C                 1
        The High Yield Total Return Portfolio--Class Y                 0
        The International Equity Portfolio--Class A                    3
        The International Equity Portfolio--Class B                    1
        The International Equity Portfolio--Class C                    1
        The International Equity Portfolio--Class Y                    0

Item 27.          Indemnification
                  ---------------

         Reference is made to Article VIII of the Registrant's Declaration of Trust (filed as Exhibit 1(a) to Registrant's Post- Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference). The application of these provisions is limited by Article 10 of the Registrant's By-Laws (filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference) and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

         Reference also is made to the Distribution Agreement previously filed as Exhibit 6(a) to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference.

Item 28(a).       Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

         Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Bear Stearns Funds Management Inc. ("BSFM"), the investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BSFM or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by BSFM (SEC File No. 801-29862).

Item 29.          Principal Underwriters
                  ----------------------

                  (a) Bear, Stearns & Co. Inc. ("Bear Stearns") acts as principal underwriter or depositor for the following investment companies:

                  o Bear Stearns Investment Trust -- Emerging Markets Debt Portfolio

                  o   Managed Income Securities Plus Fund, Inc.

                  (b) Set forth below is a list of each executive officer and director of Bear Stearns. All Directors and Executive Officers are also Senior Managing Directors. The principal business address of each such person is 245 Park Avenue, New York, New York 10167, except as set forth below.

                           Positions and                     Positions and
                           Offices with                      Offices with
Name                       Bear Stearns                       Registrant
----                       ------------                       ----------

Directors

James E. Cayne
Alan C. Greenberg          Chairman of the Board
John L. Knight
Mark E. Lehman
Alan D. Schwartz
Warren J. Spector
John H. Slade              Director Emeritus

                           Positions and                     Positions and
                           Offices with                      Offices with
Name                       Bear Stearns                       Registrant
----                       ------------                       ----------

Executive Officers

Alan C. Greenberg          Chairman of the Board
James E. Cayne             Chief Executive
                           Officer/President
William J. Montgoris       Chief Operating                   Executive Vice
                           Officer                           President
Mark E. Lehman             Executive Vice President/
                           General Counsel/Chief Legal
                           Officer
Alan D. Schwartz           Executive Vice
                           President
Warren J. Spector          Executive Vice
                           President
Kenneth L. Edlow           Secretary
Michael Minikes            Treasurer                         Trustee
Michael J. Abatemarco1     Controller/Assistant
                             Secretary
Samuel L. Molinaro, Jr.    Chief Financial Officer/
                           Senior Vice President -
                           Finance
Frederick B. Casey         Assistant Treasurer

---------------
1 Michael J. Abatemarco's principal business address is 1 Metrotech Center North, Brooklyn, New York 11201-3859.

Item 30.          Location of Accounts and Records
                  --------------------------------

         1.       Bear Stearns Funds Management Inc.
                  245 Park Avenue
                  New York, New York  10167
                  (records relating to the operations of the Company)

         2.       The Bear Stearns Funds
                  575 Lexington Avenue
                  New York, New York  10022
                  (records relating to the Company)

         3.       Bear Stearns Asset Management Inc.
                  575 Lexington Avenue
                  New York, New York  10022
                  (advisory records)

         4.       Custodial Trust Company
                  101 Carnegie Center
                  Princeton, New Jersey  08540
                  (records relating to the principal underwriter)

         5.       PFPC Inc.
                  Bellevue Corporate Center
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (certain financial and shareholder records)

Item 31.          Management Services
                  -------------------

         Not Applicable

Item 32.          Undertakings
                  ------------

         Registrant hereby undertakes

                  (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications; and

                  (2) to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.


                  (3)       None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of January, 1998.


                                                     THE BEAR STEARNS FUNDS
                                                       (Registrant)


                                                     By:  /s/Robert S. Reitzes
                                                          ---------------------
                                                          Robert S. Reitzes
                                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/Robert S. Reitzes            President (Principal        January 14, 1998
---------------------           Executive Officer)
Robert S. Reitzes


/s/Frank J. Maresca             Vice President and          January 14, 1998
---------------------           Treasurer (Principal
Frank J. Maresca                Financial and
                                Accounting Officer)





      *
---------------------           Trustee
Peter M. Bren


      *
---------------------           Trustee
Alan J. Dixon


      *
---------------------           Trustee
John R. McKernan, Jr.

      *
---------------------           Trustee
M.B. Oglesby, Jr.

      *
---------------------           Trustee
Michael Minikes



*By: /s/Frank J. Maresca                                    January 14, 1998
     -------------------
     Frank J. Maresca,
     Attorney-in-Fact

                                    THE BEAR STEARNS FUNDS

                                       INDEX TO EXHIBITS


Exhibit Number

EX-99.B11(a)          Consent of Kramer, Levin, Naftalis & Frankel

EX-99.B11(b)          Consent of Deloitte & Touche LLP

EX-99.B16(b)          Schedule of computation of performance for the Prime Money
                      Market Portfolio.

EX-27                 Financial Data Schedule.